Leases - Right-of-use assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 3,946.0	$ 4,405.3
Additions		3,020.2	2,452.9
Depreciation		(1,057.9)	(1,379.1)
Impairment			(1,481.4)
Other	[1]	(236.0)	(51.7)
Ending balance		5,672.3	3,946.0
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,613.3	3,967.3
Additions		2,852.6	2,432.4
Depreciation		(982.5)	(1,299.0)
Impairment			(1,417.3)
Other	[1]	(226.6)	(70.1)
Ending balance		5,256.8	3,613.3
Containers and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		283.5	380.0
Additions		158.4	1.0
Depreciation		(67.2)	(64.5)
Impairment			(21.1)
Other	[1]	(8.1)	(11.9)
Ending balance		366.6	283.5
Buildings, vehicles and other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		49.2	58.0
Additions		9.2	19.5
Depreciation		(8.2)	(15.6)
Impairment			(43.0)
Other	[1]	(1.3)	30.3
Ending balance		$ 48.9	$ 49.2

[1]	Mainly lease modifications and terminations, see also Note 5.